Supplement dated September 14, 2006 to the
Prospectus of Each Fund Listed Below

MERRILL LYNCH BOND FUND, INC.
Core Bond Portfolio
High Income Portfolio
MERRILL LYNCH MUNICIPAL BOND FUND, INC.
National Portfolio
Insured Portfolio
Short-Term Portfolio
MERRILL LYNCH INFLATION PROTECTED FUND
FDP SERIES, INC.
Franklin Templeton Total Return FDP Fund
MERRILL LYNCH U.S. HIGH YIELD FUND, INC.
MERRILL LYNCH MUNICIPAL SERIES TRUST
Merrill Lynch Municipal Intermediate Term Fund
MERRILL LYNCH CALIFORNIA MUNICIPAL SERIES TRUST
Merrill Lynch California Insured Municipal Bond Fund
MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
Merrill Lynch Florida Municipal Bond Fund
Merrill Lynch New Jersey Municipal Bond Fund
Merrill Lynch New York Municipal Bond Fund
Merrill Lynch Pennsylvania Municipal Bond Fund
MERRILL LYNCH WORLD INCOME FUND, INC.
MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
Merrill Lynch Low Duration Fund
MERRILL LYNCH U.S. GOVERNMENT FUND

The Prospectus of each Fund listed above is amended to note the following, effective October 2, 2006:

Class B shares of each Fund will no longer be available for purchase except through dividend reinvestment in connection with existing Class B holdings or through certain authorized qualified employee benefit plans.

Current Class A shares of Merrill Lynch California Insured Municipal Bond Fund, Merrill Lynch Florida Municipal Bond Fund, Merrill Lynch New Jersey Municipal Bond Fund, Merrill Lynch New York Municipal Bond Fund, Merrill Lynch Pennsylvania Municipal Bond Fund, Merrill Lynch Municipal Bond Fund, Inc. - Short-Term Portfolio and Merrill Lynch Municipal Intermediate Term Fund will no longer be available for purchase except through dividend reinvestment in connection with existing Class A holdings or through certain authorized qualified employee benefit plans.

Current Class C shares of Merrill Lynch Bond Fund, Inc. — High Income Portfolio and Core Bond Portfolio, Merrill Lynch Low Duration Fund, Merrill Lynch U.S. Government Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch World Income Fund, Inc., Merrill Lynch California Insured Municipal Bond Fund, Merrill Lynch Florida Municipal Bond Fund, Merrill Lynch New Jersey Municipal Bond Fund, Merrill Lynch New York Municipal Bond Fund, Merrill Lynch Pennsylvania Municipal Bond Fund and Merrill Lynch Municipal Bond Fund, Inc. - National Portfolio and Insured Portfolio will no longer be available for purchase except through dividend reinvestment in connection with existing Class C holdings or through certain authorized qualified employee benefit plans.

Code # PR-CLASS B - 0906SUP